Income tax expense - Additional Information (Detail) ₨ / shares in Units, $ / shares in Units, ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018 INR (₨) ₨ / shares MW GW	Mar. 31, 2018 USD ($) $ / shares	Mar. 31, 2017 INR (₨) ₨ / shares	Mar. 31, 2016 INR (₨) ₨ / shares	Mar. 31, 2018 USD ($) MW GW
Disclosure Of Income Tax Expense [Line Items]
Statutory income tax rate		30.00%	30.00%
Combined Statutory income tax rate		34.61%	34.61%	34.61%	34.61%
Minimum alternative tax rate		18.50%	18.50%	18.50%	18.50%
Combined minimum alternative tax rate		21.34%	21.34%	21.34%	21.34%
Effect of tax holiday amount and similar exemptions		₨ 10,152	$ 156	₨ 14,755	₨ 20,176
Effect of tax holiday impact on basic earning per share | (per share)		₨ 2.74	$ 0.04	₨ 4.98	₨ 6.80
Non-current tax assets		₨ 33,894		₨ 28,176		$ 521
Unused tax credits for which no deferred tax asset recognised		35,171		98,831	₨ 143,917	539
Unused alternative minimum tax credits		₨ 3,000		2,960		47
Haridwar [Member]
Disclosure Of Income Tax Expense [Line Items]
Tax incentive exemption rate		30.00%	30.00%
Pantnagar [member]
Disclosure Of Income Tax Expense [Line Items]
Tax incentive exemption rate		30.00%	30.00%
Group [member]
Disclosure Of Income Tax Expense [Line Items]
Unremitted earnings		₨ 314,877		₨ 328,798		$ 4,886
The first five years from the commencement of the tax holiday [Member]
Disclosure Of Income Tax Expense [Line Items]
Tax incentive exemption rate		100.00%	100.00%
The first five years from the commencement of the tax holiday [Member] | Indian Operations in Special Economic Zone [member]
Disclosure Of Income Tax Expense [Line Items]
Tax incentive exemption rate		100.00%	100.00%
For the subsequent five years for location based exemption [Member]
Disclosure Of Income Tax Expense [Line Items]
Tax incentive exemption rate		30.00%	30.00%
For the subsequent five years for location based exemption [Member] | Indian Operations in Special Economic Zone [member]
Disclosure Of Income Tax Expense [Line Items]
Tax incentive exemption rate		50.00%	50.00%
For any ten consecutive years within the 15 year period following commencement of the power plant's operation [Member]
Disclosure Of Income Tax Expense [Line Items]
Total operational capacity | GW		8.4				8.4
Wind power capacity | MW		274				274
For any ten consecutive years within the 15 year period following commencement of the power plant's operation [Member] | Bottom of range [member]
Disclosure Of Income Tax Expense [Line Items]
Tax incentive exemption rate		100.00%	100.00%
The actual cost of Plant or Machinery acquired and installed during the year [Member]
Disclosure Of Income Tax Expense [Line Items]
Tax incentive exemption rate		15.00%	15.00%
For Further Five Years [Member] | Indian Operations in Special Economic Zone [member]
Disclosure Of Income Tax Expense [Line Items]
Tax incentive exemption rate		50.00%	50.00%
Scenario, Forecast [Member]
Disclosure Of Income Tax Expense [Line Items]
Combined Statutory income tax rate	34.99%
Combined minimum alternative tax rate	21.55%